SUPPLEMENTAL DISCLOSURES - Changes in Non-cash Working Capital (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Supplemental Disclosures [Abstract]
Accounts receivable	$ 8,717	$ (6,445)
Loans receivable	0	15,000
Deposits and prepaid expenses	193	1,496
Accounts payable and accrued liabilities	(10,958)	(3,578)
Increase (decrease) in working capital	(2,048)	6,473
Operating activities	16,692	(272)
Financing activities	(6,371)	16,353
Investing activities	$ (12,369)	$ (9,608)